787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Aberdeen Global Equity Fund (the “Acquiring Fund”), a series of the Registrant, of all of the assets and liabilities of the Aberdeen Global Natural Resources Fund, a series of the Registrant (the “Target Fund”) in exchange for Class A, Class C, Class R, Institutional Class and Institutional Service Class shares of the Acquiring Fund.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8992.

Sincerely,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

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in alliance with Dickson Minto W.S., London and Edinburgh